DEFERRED INCOME TAX (Changes in Deferred Tax Assets and Liabilities) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	$ 1,105,691	$ 1,542,565
Translation differences	124,790	(263,349)
Credits (Charges) directly to OCI	(9,579)	57,867
Recognition of previously unrecognized tax losses	0	25,438
Write-down of deferred tax assets	(427,835)	0	$ 0
Income statement credit (charge)	221,834	(256,830)
Deferred tax assets, ending balance	1,014,901	1,105,691	1,542,565
Usinas Siderúrgicas de Minas Gerais S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	338,100	8,000
Unused tax losses for which no deferred tax asset recognised	379,100	287,600
Unused tax credits for which no deferred tax asset recognised	338,100	8,000
Unused tax losses for which no deferred tax asset recognised	379,100	287,600
Ternium Brasil Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	843,700	688,400
Unused tax losses for which no deferred tax asset recognised	843,700	688,400
Ternium Brasil Ltda. And Usinas Siderúrgicas de Minas Gerais S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets recognized on unused tax losses	322,000	314,100
Deferred tax assets recognized on unused tax losses	322,000	314,100
Ternium S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		2,200,000	2,200,000
Estimated tax loss	$ 26,400	$ 26,700
Unused tax losses generated from prior period	0.90	0.92
Unused tax losses for which no deferred tax asset recognised		$ 2,200,000	2,200,000
Ternium Investments S.à r.l.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		$ 2,500,000	2,600,000
Unused tax losses generated from prior period	0.98	0.98
Estimated tax result	$ 23,400	$ 7,800
Unused tax losses for which no deferred tax asset recognised		2,500,000	2,600,000
Property, pland and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	130,338	323,538
Translation differences	41,131	(81,642)
Write-down of deferred tax assets	(217,205)
Income statement credit (charge)	163,092	(111,558)
Deferred tax assets, ending balance	117,356	130,338	323,538
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance		17,831
Deferred tax liability, beginning balance	(37,913)
Translation differences	3,333	(15,440)
Write-down of deferred tax assets	(7,582)
Income statement credit (charge)	9,311	(40,304)
Deferred tax liability, ending balance	(32,851)	(37,913)
Deferred tax assets, ending balance			17,831
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	152,401	134,328
Translation differences	19,378	(34,905)
Write-down of deferred tax assets	(10,240)
Income statement credit (charge)	19,191	52,978
Deferred tax assets, ending balance	180,730	152,401	134,328
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	267,268	354,097
Translation differences	25,880	(48,805)
Write-down of deferred tax assets	(123,027)
Income statement credit (charge)	(37,655)	(38,024)
Deferred tax assets, ending balance	132,466	267,268	354,097
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	41,308	42,674
Translation differences	3,337	(5,608)
Write-down of deferred tax assets	(5,818)
Income statement credit (charge)	(7,107)	4,242
Deferred tax assets, ending balance	31,720	41,308	42,674
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	314,060	382,971
Translation differences	27,855	(65,362)
Recognition of previously unrecognized tax losses		25,438
Write-down of deferred tax assets	(63,963)
Income statement credit (charge)	43,999	(28,987)
Deferred tax assets, ending balance	321,951	314,060	382,971
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	238,229	287,126
Translation differences	3,876	(11,587)
Credits (Charges) directly to OCI	(9,579)	57,867
Recognition of previously unrecognized tax losses		0
Write-down of deferred tax assets	0
Income statement credit (charge)	31,003	(95,177)
Deferred tax assets, ending balance	$ 263,529	$ 238,229	$ 287,126